Trade and other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Trade and other receivables
Beginning of the year	$ 8,483	$ 7,967
Additions	4,760	2,496
Recoveries	(208)	(309)
Currency translations adjustment	684	848
Used during the year	(3,085)	(305)
Business combination incorporation	223	0
Inflation adjustment	(2,230)	(2,214)
End of the year	$ 8,627	$ 8,483